Warrants (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 14, 2024 USD ($) ₪ / shares shares	Aug. 24, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2017 shares
Warrants [Line Items]
Gross funds raised (in Dollars) | $		$ 1,500
ADS's issued	150,000,000		881,385,176	544,906,149
Warrants to purchase	1,500,000
Exercise price (in New Shekels per share) | ₪ / shares	₪ 0.1
Deferred loss (in Dollars) | $	₪ 1,128		$ 1,044
Change in fair value of financial instruments (in Dollars) | $			$ 926		$ 1,054
American Depository Shares [Member]
Warrants [Line Items]
ADS's issued		1,500,000
Social Proxy Transaction [Member]
Warrants [Line Items]
Warrants issued	289,614,200
Warrants to purchase	2,896,142
Warrants [Member]
Warrants [Line Items]
Warrants issued						150,000,000